Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005513
Average Annual Return [Line Items]
Average Annual Return, Percent	14.35%		9.63%	11.42%
Without Sales Load [Member] | C000227148
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%	7.84%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	11.41%